Corporate Information (Details) € / shares in Units, € in Thousands			12 Months Ended
	Sep. 14, 2021 EUR (€)	Mar. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Sep. 14, 2021 $ / shares shares
Corporate Information [Line Items]
Share split	0.0004
Number of shares to purchase warrant			6,200,000
Number of shares issued during period				23,261,694	1,065,661
Gross proceeds | €			€ 381,208
Share listing expense | €			€ 111,109
Business Combination Agreement
Corporate Information [Line Items]
Number of shares exchanged for each share						1
Number of shares to purchase warrant						1
Price per share | $ / shares						$ 9.41
Share listing expense | €	€ 111,109
PIPE Investor | Business Combination Agreement
Corporate Information [Line Items]
Number of shares issued during period		45,000,000
Price per share | € / shares		€ 8.47
Gross proceeds | €		€ 381,200